PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Deposits
PREPAID EXPENSES AND DEPOSITS

6. PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $35,949 (2020 - $49,433), prepaid business insurance of $6,518 (2020 - $16,513) and security deposits of $12,000 (2020 - $12,000).